Balance Sheet Components	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
Balance Sheet Components

Selected balance sheet components consist of the following:

(In thousands)	December 31, 2012	December 31, 2011
Inventories:
Raw materials	$455,958	$370,423
Work in process	268,191	253,492
Finished goods	801,093	772,827
	$1,525,242	$1,396,742

Property, plant and equipment:
Land and improvements	$73,857	$72,945
Buildings and improvements	665,058	676,028
Machinery and equipment	1,436,904	1,358,163
Construction in progress	308,192	263,948
	2,484,011	2,371,084
Less accumulated depreciation	1,086,795	1,073,050
	$1,397,216	$1,298,034

Other current liabilities:
Legal and professional accruals, including litigation accruals	$122,083	$232,670
Payroll and employee benefit plan accruals	266,650	221,458
Accrued sales allowances	202,891	147,938
Accrued interest	72,590	74,754
Fair value of financial instruments	29,051	69,493
Other	290,281	249,845
	$983,546	$996,158

The value of contingent consideration included in other long-term obligations in the Consolidated Balance Sheets is $379.2 million and $341.0 million at December 31, 2012 and 2011, respectively.